TAXES (Details) ¥ in Millions	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($) subsidiary	Dec. 31, 2025 CNY (¥) subsidiary	Dec. 31, 2024 USD ($) subsidiary	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)
TAXES
Revenue from Baird Medical LLC business	$ 22,537,016		$ 37,037,108	$ 31,457,908
Income tax provision	$ 1,166,148		$ 1,489,190	$ 1,701,019
Statutory tax rate	25.00%	25.00%
United States
TAXES
Number of subsidiaries | subsidiary	3	3	3	2
Revenue from Baird Medical LLC business	$ 938,745		$ 852,222
Income tax provision			0	$ 0
Statutory tax rate	21.00%	21.00%
United States | Minimum
TAXES
Statutory tax rate	0.00%	0.00%
United States | Maximum
TAXES
Statutory tax rate	10.00%	10.00%
Hong Kong
TAXES
Revenue from Baird Medical LLC business	$ 7,988,415
Income tax provision	$ 0		0	0
Hong Kong | Up to first HKD 2 million profits
TAXES
Statutory tax rate	8.25%	8.25%
Threshold revenue for tax percentages	$ 2,000,000
Hong Kong | Profits above HKD 2 million
TAXES
Statutory tax rate	16.50%	16.50%
Exceeding threshold revenue for tax percentage	$ 2,000,000
PRC
TAXES
Revenue from Baird Medical LLC business	$ 13,495,375		$ 36,184,886	$ 31,457,908
Statutory tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC | Up to first RMB 1 million
TAXES
Preferential tax rate					20.00%
Assessable profits, percent					12.50%
Threshold revenue for tax percentages | ¥					¥ 1.0
PRC | Profits exceeding RMB 1 million but up to RMB 3 million
TAXES
Preferential tax rate					20.00%
Assessable profits, percent					25.00%
Threshold revenue for tax percentages | ¥					¥ 3.0
Exceeding threshold revenue for tax percentage | ¥					¥ 1.0
PRC | Up to first RMB 3 million
TAXES
Preferential tax rate	20.00%	20.00%				20.00%
Assessable profits, percent	25.00%	25.00%				25.00%
Threshold revenue for tax percentages | ¥						¥ 3.0
Exceeding threshold revenue for tax percentage | ¥		¥ 3.0
Assessable profits, amount	$ 417,391